UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04670

Deutsche Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of January 31, 2017 (Unaudited)

Deutsche Enhanced Global Bond Fund

		Principal Amount ($) (a)	Value ($)
Bonds 87.2%
Argentina 3.5%
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		1,875,000	2,043,750
Republic of Argentina, 144A, 5.625%, 1/26/2022		386,000	386,772
(Cost $2,447,529)			2,430,522
Australia 0.8%
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		200,000	217,033
QBE Insurance Group Ltd., 144A, 2.4%, 5/1/2018		200,000	200,775
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		80,000	79,221
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		45,000	42,703
(Cost $545,111)			539,732
British Virgin Islands 0.9%
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (b) (Cost $608,130)		607,000	614,587
Canada 1.7%
Enbridge, Inc., 5.5%, 12/1/2046		105,000	113,496
Encana Corp., 5.15%, 11/15/2041		60,000	57,016
Manulife Financial Corp., 5.375%, 3/4/2046		60,000	70,752
Potash Corp. of Saskatchewan, Inc., 4.0%, 12/15/2026		85,000	85,395
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		860,000	840,650
(Cost $1,146,577)			1,167,309
Cayman Islands 1.0%
Noble Holding International Ltd., 5.25%, 3/16/2018		10,000	10,075
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022 (c)		85,000	84,804
5.75%, 12/1/2034		60,000	54,120
Vale Overseas Ltd., 5.875%, 6/10/2021		500,000	535,000
(Cost $680,807)			683,999
Chile 0.7%
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025		200,000	206,306
Empresa de Transporte de Pasajeros Metro SA, 144A, 5.0%, 1/25/2047		264,000	263,670
(Cost $454,860)			469,976
Colombia 1.2%
Republic of Colombia, 4.5%, 1/28/2026 (b) (Cost $874,200)		800,000	835,600
Costa Rica 0.3%
Republic of Costa Rica, 144A, 7.158%, 3/12/2045 (Cost $184,993)		200,000	194,556
France 0.4%
Electricite de France SA, 144A, 4.75%, 10/13/2035		90,000	91,671
Societe Generale SA, 144A, 2.625%, 9/16/2020		210,000	211,060
(Cost $310,771)			302,731
Germany 7.9%
Federal Republic of Germany, Series 172, REG S, 0.25%, 10/16/2020 (Cost $5,760,868)	EUR	5,000,000	5,559,802
Ghana 1.1%
Republic of Ghana, 144A, 9.25%, 9/15/2022 (b) (Cost $710,000)		710,000	750,101
Honduras 0.6%
Government of Honduras, 144A, 6.25%, 1/19/2027 (Cost $430,000)		430,000	426,990
Hungary 1.1%
Republic of Hungary:
6.375%, 3/29/2021		600,000	671,796
Series 19/A, 6.5%, 6/24/2019	HUF	23,200,000	91,782
(Cost $790,681)			763,578
India 0.6%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026		200,000	190,012
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025 (b)		250,000	251,994
(Cost $454,734)			442,006
Indonesia 3.4%
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	105,245
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		2,000,000	2,114,986
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	202,060
(Cost $2,392,207)			2,422,291
Ireland 0.1%
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026 (Cost $114,863)		115,000	107,979
Israel 0.4%
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023 (Cost $253,750)		250,000	260,313
Jamaica 1.2%
Republic of Jamaica, 8.0%, 3/15/2039 (Cost $844,207)		740,000	828,822
Japan 9.1%
Japan Government Thirty Year Bond:
Series 52, 0.5%, 9/20/2046	JPY	117,000,000	953,357
Series 25, 2.3%, 12/20/2036	JPY	210,000,000	2,427,136
Japan Government Twenty Year Bond, Series 92, 2.1%, 12/20/2026	JPY	285,000,000	3,021,590
(Cost $6,685,424)			6,402,083
Kazakhstan 3.5%
KazAgro National Management Holding JSC:
REG S, 3.255%, 5/22/2019	EUR	2,000,000	2,188,794
144A, 4.625%, 5/24/2023		250,000	237,164
(Cost $2,444,822)			2,425,958
Luxembourg 1.4%
Actavis Funding SCS, 4.75%, 3/15/2045		25,000	24,654
Minerva Luxembourg SA, 144A, 6.5%, 9/20/2026		800,000	795,000
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		200,000	201,090
(Cost $1,025,099)			1,020,744
Malaysia 2.8%
Government of Malaysia, 144A, 3.043%, 4/22/2025 (Cost $2,000,000)		2,000,000	1,941,400
Mauritius 0.8%
UPL Corp., Ltd., 144A, 3.25%, 10/13/2021 (Cost $599,724)		600,000	586,516
Mexico 6.1%
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		500,000	528,750
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		250,000	250,000
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		400,000	393,400
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	7,691,701	353,870
Petroleos Mexicanos:
4.625%, 9/21/2023		540,000	526,500
144A, 5.375%, 3/13/2022		236,000	240,590
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	45,972,100	1,961,751
(Cost $4,352,075)			4,254,861
Namibia 0.7%
Republic of Namibia, 144A, 5.25%, 10/29/2025 (Cost $495,215)		500,000	496,040
Netherlands 3.1%
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		500,000	524,541
Deutsche Telekom International Finance BV:
144A, 2.82%, 1/19/2022		230,000	228,514
144A, 3.6%, 1/19/2027		194,000	191,670
Equate Petrochemical BV, 144A, 4.25%, 11/3/2026		885,000	869,512
Mylan NV, 144A, 5.25%, 6/15/2046		60,000	56,393
Petrobras Global Finance BV, 6.125%, 1/17/2022		262,000	270,253
Shell International Finance BV, 4.0%, 5/10/2046		45,000	43,026
(Cost $2,212,661)			2,183,909
Peru 0.7%
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022 (Cost $517,500)		500,000	528,150
Portugal 1.2%
Portugal Obrigacoes do Tesouro, REG S, 144A, 4.35%, 10/16/2017	EUR	440,000	489,980
Republic of Portugal, 144A, 5.125%, 10/15/2024		400,000	386,547
(Cost $1,043,841)			876,527
Russia 6.0%
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		200,000	214,052
Vnesheconombank:
REG S, 4.032%, 2/21/2023	EUR	3,400,000	3,824,452
144A, 6.902%, 7/9/2020		150,000	163,125
(Cost $4,194,501)			4,201,629
Sri Lanka 2.4%
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	504,500
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		200,000	202,987
144A, 5.75%, 1/18/2022		1,000,000	1,000,616
(Cost $1,747,500)			1,708,103
United Kingdom 1.2%
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		240,000	247,475
HSBC Holdings PLC, 4.375%, 11/23/2026		200,000	201,065
Lloyds Banking Group PLC, 3.75%, 1/11/2027		200,000	196,605
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		200,000	199,139
(Cost $855,881)			844,284
United States 21.3%
Abbott Laboratories:
2.9%, 11/30/2021		170,000	169,253
4.9%, 11/30/2046		175,000	175,409
AbbVie, Inc., 4.7%, 5/14/2045		15,000	14,598
Activision Blizzard, Inc., 144A, 3.4%, 9/15/2026		50,000	47,729
Aetna, Inc., 4.375%, 6/15/2046		40,000	40,096
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		20,000	21,499
5.55%, 3/15/2026 (b)		50,000	56,246
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		75,000	80,258
Apollo Investment Corp., 5.25%, 3/3/2025		60,000	58,758
Ares Capital Corp., 3.625%, 1/19/2022		60,000	58,682
AT&T, Inc.:
4.25%, 3/1/2027 (c)		202,000	201,879
4.5%, 5/15/2035		90,000	84,613
Bank of America Corp., 4.443%, 1/20/2048		130,000	129,397
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		30,000	30,272
Branch Banking & Trust Co., 1.45%, 5/10/2019		60,000	59,376
Broadcom Corp.:
144A, 3.0%, 1/15/2022		97,000	96,579
144A, 3.625%, 1/15/2024		85,000	85,108
144A, 3.875%, 1/15/2027		97,000	96,260
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		27,000	25,112
(REIT), 5.25%, 12/1/2023		80,000	79,332
(REIT), 5.95%, 12/15/2026		110,000	108,947
Celgene Corp., 5.0%, 8/15/2045		30,000	31,161
CF Industries, Inc., 144A, 4.5%, 12/1/2026		20,000	19,988
Charter Communications Operating LLC:
3.579%, 7/23/2020		50,000	51,223
4.908%, 7/23/2025		30,000	31,545
Churchill Downs, Inc., 5.375%, 12/15/2021		17,000	17,638
ConocoPhillips Co., 4.15%, 11/15/2034		45,000	44,427
Crown Castle International Corp., (REIT), 4.0%, 3/1/2027 (c)		36,000	35,927
CVS Health Corp., 5.125%, 7/20/2045		60,000	65,990
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		390,000	405,889
144A, 8.1%, 7/15/2036		40,000	48,306
Energy Transfer Partners LP, 5.95%, 10/1/2043		30,000	31,638
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	49,160
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.906% *, 9/25/2028		552,605	559,771
Federal Home Loan Mortgage Corp.:
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		597,094	55,236
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		347,239	52,514
5.5%, 6/1/2035		857,043	961,109
"JS", Series 3572, Interest Only, 6.033% **, 9/15/2039		344,004	47,601
Federal National Mortgage Association, "4", Series 406, Interest Only, 4.0%, 9/25/2040		245,748	49,380
FedEx Corp., 4.55%, 4/1/2046		35,000	34,931
Ford Motor Co., 5.291%, 12/8/2046		30,000	29,782
FS Investment Corp., 4.75%, 5/15/2022		80,000	81,488
General Motors Co., 6.6%, 4/1/2036		30,000	34,554
General Motors Financial Co., Inc.:
2.4%, 5/9/2019		60,000	59,833
3.2%, 7/13/2020		100,000	100,731
3.2%, 7/6/2021		65,000	64,692
Gilead Sciences, Inc., 4.15%, 3/1/2047		40,000	37,634
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		20,000	20,695
Government National Mortgage Association:
"HX", Series 2012-91, 3.0%, 9/20/2040		324,024	329,949
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		297,301	41,440
"AI", Series 2011-94, Interest Only, 4.5%, 1/20/2039		566,391	18,663
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		277,193	47,273
"EI", Series 2011-162, Interest Only, 4.5%, 5/20/2040		477,603	28,097
"DI", Series 2011-40, Interest Only, 4.5%, 12/20/2040		369,577	8,096
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		262,473	47,536
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		324,565	64,613
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		224,547	38,984
7.0%, 1/15/2029		23,384	23,978
7.0%, 2/15/2029		15,219	15,985
Halliburton Co., 4.85%, 11/15/2035		40,000	42,836
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		190,000	200,023
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		560,263	571,343
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042		40,000	37,487
6.375%, 3/1/2041		10,000	11,142
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		40,000	38,578
Kraft Heinz Foods Co., 4.375%, 6/1/2046		45,000	42,070
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858% *, 7/15/2040		320,784	322,493
Legg Mason, Inc., 5.625%, 1/15/2044		50,000	50,543
Loews Corp., 4.125%, 5/15/2043		40,000	38,286
Marathon Oil Corp., 5.2%, 6/1/2045		130,000	127,119
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		20,000	18,686
Molson Coors Brewing Co., 4.2%, 7/15/2046		40,000	37,122
Morgan Stanley, 4.375%, 1/22/2047		95,000	93,932
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		50,000	53,405
NVIDIA Corp., 2.2%, 9/16/2021		45,000	43,891
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		60,000	61,053
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		482,088	484,709
Pfizer, Inc.:
4.0%, 12/15/2036		40,000	40,370
4.125%, 12/15/2046		20,000	20,063
Plains All American Pipeline LP:
2.85%, 1/31/2023		55,000	52,869
4.3%, 1/31/2043		80,000	67,870
4.5%, 12/15/2026		150,000	151,793
Regency Energy Partners LP, 4.5%, 11/1/2023		40,000	41,466
Roper Technologies, Inc., 3.8%, 12/15/2026		55,000	54,864
Select Income REIT, (REIT), 4.15%, 2/1/2022		60,000	59,895
Smithfield Foods, Inc.:
144A, 3.35%, 2/1/2022 (c)		10,000	10,054
144A, 4.25%, 2/1/2027 (c)		15,000	15,170
Southern Power Co., Series F, 4.95%, 12/15/2046		29,000	28,594
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		40,000	40,155
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		30,000	29,221
The Gap, Inc., 5.95%, 4/12/2021 (b)		170,000	179,371
Time Warner, Inc., 3.8%, 2/15/2027		110,000	107,291
U.S. Treasury Bill, 0.4% ***, 2/9/2017 (d)		1,243,000	1,242,870
U.S. Treasury Bond, 2.25%, 8/15/2046		58,600	49,288
U.S. Treasury Notes:
0.75%, 10/31/2017 (e)		3,380,000	3,379,473
2.0%, 11/15/2026		540,000	518,928
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		45,000	45,644
4.2%, 1/15/2047		70,000	70,633
Valero Energy Partners LP, 4.375%, 12/15/2026		125,000	126,508
Verizon Communications, Inc., 4.672%, 3/15/2055		50,000	44,775
Voya Financial, Inc., 4.8%, 6/15/2046		45,000	43,643
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		50,000	50,911
Wells Fargo Commercial Mortgage Trust, "A4", Series 2015-SG1, 3.789%, 12/15/2047		750,000	782,643
(Cost $15,068,377)			14,935,940
Total Bonds (Cost $62,246,908)			61,207,038
		Shares	Value ($)
Exchange-Traded Fund 5.6%
iShares iBoxx $ High Yield Corporate Bond ETF (b) (Cost $3,719,700)		45,000	3,930,300
Securities Lending Collateral 11.8%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (f) (g) (Cost $8,303,741)		8,303,741	8,303,741
Cash Equivalents 1.7%
Deutsche Central Cash Management Government Fund, 0.54% (f) (Cost $1,193,546)		1,193,546	1,193,546
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $75,463,895) †		106.3	74,634,625
Other Assets and Liabilities, Net		(6.3)	(4,400,484)
Net Assets		100.0	70,234,141

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
**	These securities are shown at their current rate as of January 31, 2017.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $75,574,695. At January 31, 2017, net unrealized depreciation for all securities based on tax cost was $940,070. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $623,527 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,563,597.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $8,115,048, which is 11.6% of net assets.
(c)	When-issued security.
(d)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
At January 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	3/15/2017	53	5,156,898	18,951
10 Year Mini Japanese Government Bond	JPY	3/10/2017	15	1,990,213	(999)
United Kingdom Long Gilt Bond	GBP	3/29/2017	27	4,207,366	(2,189)
Total net unrealized appreciation					15,763

At January 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2017	43	5,352,156	(1,073)
Euro-BTP Italian Government Bond	EUR	3/8/2017	16	2,261,077	65,668
Total net unrealized appreciation					64,595

At January 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5/9/2016 5/9/2026	1,100,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(19,502)	(8,060)
12/16/2015 9/16/2020	3,300,000	Fixed — 2.214%	Floating — 3-Month LIBOR	(70,688)	(70,870)
12/16/2015 9/17/2035	650,000	Floating — 3-Month LIBOR	Fixed — 2.938%	37,491	24,081
Total net unrealized depreciation				(54,849)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2017 is 1.03%.
At January 31, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (h)	Fixed Cash Flows Received	Underlying Reference Obligation	Value ($)	Unrealized Appreciation ($)

6/20/2021	4,100,000	5.0%	Markit CDX North America High Yield Index	310,051	132,949

(h)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

As of January 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	22,300,000	USD	1,096,173	2/14/2017	28,619	Barclays Bank PLC
USD	3,493,358	JPY	400,000,000	2/16/2017	50,532	Goldman Sachs & Co.
USD	499,810	MXN	10,455,000	2/21/2017	192	JPMorgan Chase Securities, Inc.
MXN	41,821,346	USD	2,029,105	2/21/2017	29,032	JPMorgan Chase Securities, Inc.
USD	652,189	MXN	13,941,346	2/21/2017	14,546	Barclays Bank PLC
USD	646,007	MXN	13,940,000	2/21/2017	20,663	JPMorgan Chase Securities, Inc.
MXN	7,340,000	USD	351,013	2/28/2017	336	Toronto-Dominion Bank
USD	1,506,411	EUR	1,400,000	3/13/2017	7,375	Barclays Bank PLC
USD	1,395,837	JPY	162,400,000	3/13/2017	44,377	Citigroup, Inc.
USD	1,418,526	JPY	162,400,000	3/13/2017	21,688	Goldman Sachs & Co.
Total unrealized appreciation					217,360
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	1,115,471	MXN	22,300,000	2/14/2017	(47,917)	Citigroup, Inc.
JPY	400,000,000	USD	3,406,998	2/16/2017	(136,892)	Goldman Sachs & Co.
USD	166,703	MXN	3,485,000	2/21/2017	(35)	JPMorgan Chase Securities, Inc.
MXN	20,910,000	USD	979,150	2/21/2017	(20,854)	Goldman Sachs & Co.
USD	351,836	MXN	7,340,000	2/28/2017	(1,159)	Toronto-Dominion Bank
EUR	1,400,000	USD	1,484,463	3/13/2017	(29,323)	Barclays Bank PLC
JPY	162,400,000	USD	1,415,577	3/13/2017	(24,636)	Citigroup, Inc.
JPY	162,400,000	USD	1,430,595	3/13/2017	(9,619)	Goldman Sachs & Co.
JPY	723,000,000	USD	6,408,964	3/27/2017	(7,527)	Morgan Stanley & Co.
EUR	13,235,000	USD	14,286,521	4/25/2017	(54,877)	Barclays Bank PLC
Total unrealized depreciation					(332,839)

Currency Abbreviations
EUR	Euro	JPY	Japanese Yen
GBP	British Pound	MXN	Mexican Peso
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Bonds (i)	$—	$61,207,038	$—	$61,207,038
Exchange-Traded Fund	3,930,300	—	—	3,930,300
Short-Term Investments (i)	9,497,287	—	—	9,497,287
Derivatives (j)
Futures Contracts	84,619	—	—	84,619
Interest Rate Swap Contracts	—	24,081	—	24,081
Credit Default Swap Contracts		132,949		132,949
Forward Foreign Currency Exchange Contracts	—	217,360	—	217,360
Total	$13,512,206	$61,581,428	$—	$75,093,634
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Futures Contracts	$(4,261)	$—	$—	$(4,261)
Interest Rate Swap Contracts	—	(78,930)	—	(78,930)
Forward Foreign Currency Exchange Contracts	—	(332,839)	—	(332,839)
Total	$(4,261)	$(411,769)	$—	$(416,030)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 132,949	$ —
Foreign Exchange Contracts	$ —	$ —	$ (115,479)
Interest Rate Contracts	$ 80,358	$ (54,849)	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Enhanced Global Bond Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017